Financial Instruments and Risk Management - Schedule of financial and other liabilities & estimated interest payments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	$ 19,802	$ 10,604
Term loan	4,631	$ 5,608
Contractual cash flows [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	17,550
Term loan	4,631
Convertible loan	4,063
Lease commitments	8,398
Loans payable and interest	14,578
Total	49,220
within 1 year [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	17,550
Term loan	4,631
Convertible loan	3,216
Lease commitments	3,244
Loans payable and interest	1,427
Total	30,068
1 to 3 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	847
Lease commitments	4,375
Loans payable and interest	4,015
Total	9,237
3 to 5 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	0
Lease commitments	779
Loans payable and interest	2,499
Total	3,278
5+ years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	0
Lease commitments	0
Loans payable and interest	6,637
Total	$ 6,637